Schedule of Investments (unaudited) April 30, 2022	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 108.9%

Corporate — 1.5%
California Community Choice Financing Authority, RB, Series B-1, 4.00%, 02/01/52(a)	$3,790	$3,835,556
California Municipal Finance Authority, RB, Series A, AMT, 4.00%, 07/15/29	2,340	2,252,404

		6,087,960

County/City/Special District/School District — 15.6%
California Statewide Communities Development Authority, SAB
Series A, 5.00%, 09/02/39	275	290,628
Series A, 5.00%, 09/02/44	160	168,175
Series A, 5.00%, 09/02/48	160	167,816
California Statewide Communities Development Authority, SAB, S/F Housing
5.00%, 09/02/40	300	318,311
4.00%, 09/02/50	240	221,238
5.00%, 09/02/50	240	252,674
Series C, 5.00%, 09/02/44	595	625,402
Carlsbad Unified School District, COP, 4.00%, 10/01/46	2,500	2,515,005
Corona-Norco Unified School District, GO, Series C, 4.00%, 08/01/49	5,550	5,457,065
Hayward Area Recreation & Park District, Refunding GO, Series A, 5.00%, 08/01/42	4,950	5,379,690
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.00%, 07/01/42	5,030	5,473,782
Orange County Community Facilities District, ST
4.00%, 08/15/40	260	253,081
4.00%, 08/15/50	245	230,525
San Diego Unified School District, GO, CAB, Series C, Election 2008, 0.00%, 07/01/40(b)	7,215	3,518,640
San Diego Unified School District/CA GO, 4.00%, 07/01/46	22,000	22,283,250
San Francisco Bay Area Rapid Transit District, GO
Series B-1, 3.00%, 08/01/49	9,965	8,166,447
Series C-1, 3.00%, 08/01/50	2,500	2,057,087
San Mateo Foster City Public Financing Authority RB, 4.00%, 05/01/48	3,250	3,219,362
Santa Monica Public Financing Authority, RB, 5.00%, 07/01/42	1,250	1,354,731
Southwestern Community College District, GO, Series D, 4.00%, 08/01/46	2,250	2,261,212

		64,214,121

Education — 9.7%
California Enterprise Development Authority, RB(c)
Series A, 5.00%, 07/01/50	1,200	1,167,148
Series A, 5.00%, 07/01/55	600	574,963
California Enterprise Development Authority, Refunding RB(c)
4.00%, 06/01/36	250	238,924
4.00%, 06/01/61	500	409,200
California Municipal Finance Authority, RB(c)
Series A, 5.00%, 10/01/39	220	226,507
Series A, 5.00%, 10/01/49	370	376,496
Series A, 5.00%, 10/01/57	725	733,517
California Municipal Finance Authority, Refunding RB
5.00%, 08/01/34	750	809,551
5.00%, 08/01/39	425	438,095

Security	Par (000)	Value

Education (continued)
5.00%, 08/01/48	$615	$625,503
California Public Finance Authority, RB, Series A, 5.00%, 07/01/54(c)	285	248,150
California School Finance Authority, RB(c)
5.00%, 06/01/40	270	276,302
4.00%, 06/01/41	600	552,895
5.00%, 06/01/50	430	435,225
5.00%, 06/01/59	685	689,493
Series A, 5.00%, 06/01/49	1,000	975,916
Series A, 5.00%, 06/01/58	2,120	2,107,600
Hastings Campus Housing Finance Authority, RB
Series A, 5.00%, 07/01/45	600	617,282
Series A, 5.00%, 07/01/61	3,000	3,006,996
University of California, Refunding RB
Series AR, 5.00%, 05/15/38	4,250	4,559,982
Series AZ, 5.00%, 05/15/43	5,135	5,568,260
Series BE, 4.00%, 05/15/47	7,670	7,627,562
Series BE, 4.00%, 05/15/50	5,000	4,972,225
Series BH, 4.00%, 05/15/46	2,630	2,625,292

		39,863,084

Health — 9.0%
California Health Facilities Financing Authority, Refunding RB
4.00%, 05/15/51(d)	2,950	2,860,559
Series A, 4.00%, 04/01/40	2,500	2,440,832
Series A, 4.00%, 11/15/40	1,000	992,191
Series A, 4.00%, 04/01/45	5,500	5,338,041
Series A, 4.00%, 04/01/49	1,350	1,306,693
Series A-2, 4.00%, 11/01/44	4,000	3,938,908
Series B, 5.00%, 11/15/46	3,550	3,779,401
California Municipal Finance Authority, Refunding RB(c)
Series A, 5.00%, 11/01/39	195	203,951
Series A, 5.00%, 11/01/49	220	227,184
California Public Finance Authority, RB, 4.00%, 07/15/51	7,500	7,352,835
Regents of the University of California Medical Center Pooled Revenue, RB, 5.00%, 05/15/47(d)	7,685	8,445,923

		36,886,518

Housing — 10.1%
California Community Housing Agency, RB, M/F Housing(c)
4.00%, 08/01/46	805	635,578
3.00%, 08/01/56	1,155	810,017
3.00%, 02/01/57	1,945	1,343,105
4.00%, 02/01/50	360	272,689
4.00%, 08/01/51	1,825	1,419,854
Series A, 5.00%, 04/01/49	2,770	2,380,771
Series A, 4.00%, 02/01/56	885	725,305
Series A-1, 4.00%, 08/01/50	375	294,864
Series A-2, 4.00%, 08/01/47	2,060	1,657,146
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	1,987	1,905,020
Class A, Class A, (FHLMC), 3.75%, 03/25/35	4,965	4,945,506
Series A, 4.25%, 01/15/35	1	733
City & County of San Francisco California, RB, M/F Housing, Series J, (FNMA), 2.55%, 07/01/39	5,000	4,330,660

1

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
CMFA Special Finance Agency VIII, RB, M/F Housing, 3.00%, 08/01/56(c)	$755	$532,026
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(c)	975	731,495
CMFA Special Finance Agency, RB, M/F Housing(c)
Series A, 4.00%, 12/01/45	910	731,629
Series A-2, 4.00%, 08/01/45	890	700,083
CSCDA Community Improvement Authority, RB, M/F Housing(c)
4.00%, 10/01/46	1,715	1,367,018
2.65%, 12/01/46	1,145	902,705
4.00%, 07/01/56	2,410	1,967,316
4.00%, 08/01/56	3,510	3,068,895
3.00%, 09/01/56	480	337,838
3.00%, 02/01/57	525	368,024
3.25%, 04/01/57	1,525	1,110,424
4.00%, 04/01/57	1,590	1,151,527
4.00%, 05/01/57	1,840	1,441,774
3.25%, 10/01/58	500	363,752
Class 2, 4.00%, 06/01/58	2,430	1,923,595
Series A, 5.00%, 07/01/51	340	325,451
Series B, 4.00%, 02/01/57	465	344,581
Senior Lien, 3.00%, 06/01/47	870	668,942
Senior Lien, 3.13%, 06/01/57	1,145	798,297
Class 2, Senior Lien, 4.00%, 12/01/58	1,410	1,132,564
Series B, Sub Lien, 4.00%, 12/01/59	1,095	681,055

		41,370,239

State — 16.1%
California State Public Works Board, RB
4.00%, 05/01/42	5,000	5,093,265
Series F, 5.25%, 09/01/33	4,335	4,485,316
Series I, 5.50%, 11/01/33	4,940	5,173,988
California State Public Works Board, Refunding RB, Series C, 5.00%, 11/01/34	7,750	8,430,287
City of Roseville California, ST, 4.00%, 09/01/45	350	334,353
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/41	8,000	8,653,192
State of California, GO, 4.00%, 03/01/50	1,895	1,887,866
State of California, Refunding GO
5.00%, 08/01/37	13,000	14,332,214
3.00%, 10/01/37	12,000	10,702,620
4.00%, 10/01/39	1,540	1,570,709
Refunding GO, 4.00%, 10/01/44	5,000	5,029,715
Various Purposes, 4.00%, 03/01/40	600	610,777

		66,304,302

Tobacco — 5.9%
California County Tobacco Securitization Agency, Refunding RB
4.00%, 06/01/49	245	240,106
5.00%, 06/01/50	275	293,197
Series A, 4.00%, 06/01/49	355	360,055
California County Tobacco Securitization Agency, Refunding RB, CAB(b)
0.00%, 06/01/55	2,425	474,320
Series B-2, Subordinate, 0.00%, 06/01/55	1,755	309,191

Security	Par (000)	Value

Tobacco (continued)
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/22(e)	$18,670	$18,729,315
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B, Subordinate, 0.00%, 06/01/66(b)	8,780	961,814
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	2,635	2,830,137

		24,198,135

Transportation — 18.9%
City & County of San Francisco California COP, 4.00%, 04/01/43	10,865	11,025,172
City of Los Angeles Department of Airports, Refunding ARB
AMT, 4.00%, 05/15/42	2,000	1,971,626
Series D, AMT, 4.00%, 05/15/51	5,000	4,812,080
City of Los Angeles Department of Airports, Refunding RB
Series A, 5.00%, 05/15/39	4,060	4,521,257
AMT, Subordinate, 5.00%, 05/15/36	5,000	5,420,505
AMT, Subordinate, 5.00%, 05/15/38	4,500	4,845,105
County of Sacramento California Airport System Revenue, Refunding RB
4.00%, 07/01/39	1,900	1,939,072
Series A, 5.00%, 07/01/41	13,500	14,261,386
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	4,135	4,238,495
San Diego County Regional Airport Authority, Refunding RB
Subordinate, 4.00%, 07/01/38	1,350	1,364,384
Series A, Subordinate, 4.00%, 07/01/37	1,200	1,216,271
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/42	16,735	17,498,919
Series D, AMT, 5.25%, 05/01/48	2,250	2,411,851
Series E, AMT, 5.00%, 05/01/40	2,000	2,126,126

		77,652,249

Utilities — 22.1%
Beverly Hills Public Financing Authority, RB
Series A, 4.00%, 06/01/37	500	523,913
Series A, 4.00%, 06/01/38	2,250	2,358,139
Series A, 4.00%, 06/01/39	1,715	1,795,878
Series A, 4.00%, 06/01/40	1,080	1,130,629
East Bay Municipal Utility District Water System Revenue, RB, Series A, 5.00%, 06/01/45	3,245	3,515,727
Los Angeles Department of Water & Power Water System Revenue, Refunding RB
Series A, 5.00%, 07/01/41	5,000	5,402,220
Series A, 5.00%, 07/01/44	1,500	1,620,642
Series A, 5.25%, 07/01/44	3,000	3,269,682
Series B, 5.00%, 07/01/43	7,940	8,729,562
Los Angeles Department of Water, RB
Series A, 5.00%, 07/01/42	10,670	11,506,347
Series B, 5.00%, 07/01/38	3,000	3,207,531
Moulton-Niguel Water District, COP
2.00%, 09/01/41	2,185	1,589,070
2.00%, 09/01/42	2,225	1,592,542

SCHEDULE OF INVESTMENTS	2

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Sacramento Municipal Utility District, Refunding RB
Series H, 4.00%, 08/15/40	$1,575	$1,627,649
Series H, 4.00%, 08/15/45	22,560	22,965,944
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series A, 4.00%, 10/01/51	3,600	3,712,406
San Francisco City & County Public Utilities Commission Power Revenue, Refunding RB, 4.00%, 11/01/45	1,415	1,481,413
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, 5.00%, 10/01/43	2,485	2,716,639
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	1,800	1,781,341
South Coast Water District Financing Authority, Refunding RB, Series A, 5.00%, 02/01/44	9,130	10,095,872

		90,623,146

Total Municipal Bonds in California		447,199,754

Puerto Rico — 6.4%

State — 5.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,845	2,880,335
Series A-1, Restructured, 5.00%, 07/01/58	10,154	10,393,431
Series A-2, Restructured, 4.33%, 07/01/40	2,588	2,566,282
Series A-2, Restructured, 4.78%, 07/01/58	2,530	2,572,942
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	8,577	2,409,768

		20,822,758

Tobacco — 0.1%
Children’s Trust Fund, Refunding RB, 5.50%, 05/15/39	505	516,843

Utilities — 1.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series A, Senior Lien, 5.00%, 07/01/33	3,865	3,879,861
Series A, Senior Lien, 5.13%, 07/01/37	1,105	1,109,432

		4,989,293

Total Municipal Bonds in Puerto Rico		26,328,894

Total Municipal Bonds — 115.3% (Cost: $497,032,585)		473,528,648

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 52.4%

County/City/Special District/School District — 20.5%
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/44	$11,200	$12,323,147
Palomar Community College District, GO, Series C, 5.00%, 08/01/25(e)	15,140	16,341,563
San Diego Unified School District, GO, Series I, 5.00%, 07/01/47	10,000	10,601,075
San Francisco Bay Area Rapid Transit District, GO, Series A, 5.00%, 08/01/47	10,615	11,540,202
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	22,230	22,435,694
Santa Monica Community College District, GO, Series A, 5.00%, 08/01/43	10,000	10,865,215

		84,106,896

Education — 16.7%
California State University, Refunding RB, Series A, 5.00%, 11/01/43	11,792	12,471,026
University of California, RB
Series AM, 5.25%, 05/15/44	5,000	5,239,085
Series M, 5.00%, 05/15/42	10,000	10,728,675
University of California, Refunding RB
Series AI, 5.00%, 05/15/38	14,225	14,563,302
Series AR, 5.00%, 05/15/41	10,165	10,820,248
Series I, 5.00%, 05/15/40	14,065	14,706,302

		68,528,638

State — 4.1%
State of California, Refunding GO, 4.00%, 10/01/39	16,620	16,951,411

Transportation — 7.0%
City of Los Angeles Department of Airports, ARB, AMT, Series D, 5.00%, 05/15/41	18,632	19,364,078
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, AMT, Series B, 5.00%, 05/01/41	8,720	9,191,713

		28,555,791

3

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 4.1%
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 07/01/46	$6,412	$6,816,945
Sacramento Municipal Utility District, Refunding RB, Series H, 4.00%, 08/15/45	20,000	10,000,000

		16,816,945

Total Municipal Bonds in California		214,959,681

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 52.4% (Cost: $219,921,169)		214,959,681

Total Long-Term Investments — 167.7% (Cost: $716,953,754)		688,488,329

	Shares

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 0.01%(g)(h)	3,184,716	3,182,487

Total Short-Term Securities — 0.8% (Cost: $3,182,487)		3,182,487

Total Investments — 168.5% (Cost: $720,136,241)		691,670,816

Liabilities in Excess of Other Assets — (0.6)%		(2,430,337)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.2)%		(107,507,157)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (41.7)%		(171,300,000)

Net Assets Applicable to Common Shares — 100.0%		$410,433,322

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class	$—	$3,179,684	(a)	$—	$2,803	$—	$3,182,487	3,184,716	$4,832	$—

(a)	Represents net amount purchased (sold).

SCHEDULE OF INVESTMENTS	4

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock California Municipal Income Trust (BFZ)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	184	06/21/22	$21,905	$390,024
U.S. Long Bond	227	06/21/22	31,894	878,386
5-Year U.S. Treasury Note	230	06/30/22	25,889	281,426

				$1,549,836

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$473,528,648	$—	$473,528,648
Municipal Bonds Transferred to Tender Option Bond Trusts	—	214,959,681	—	214,959,681
Short-Term Securities
Money Market Funds	3,182,487	—	—	3,182,487

	$3,182,487	$688,488,329	$—	$691,670,816

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,549,836	$—	$—	$1,549,836

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

5

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock California Municipal Income Trust (BFZ)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(107,405,847)	$—	$(107,405,847)
VMTP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)

	$—	$(278,705,847)	$—	$(278,705,847)

Portfolio Abbreviation

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds
ST	Special Tax

SCHEDULE OF INVESTMENTS	6